ProFund VP Short International Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		31.22%	8.92%	8.18%
None
Prospectus [Line Items]
Average Annual Return, Percent			(20.81%)	(6.46%)	(8.23%)
Performance Inception Date		Aug. 31, 2007

[1]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.